ING Mutual Funds

ING Global Natural Resources Fund

Supplement dated January 7, 2008

to the Class A, Class B and Class C Prospectus

dated February 28, 2007

and Class I Prospectus,

dated August 1, 2007

Effective December 31, 2007, David Powers replaces Anthony Socci as portfolio manager to ING Global Natural Resources Fund.

The prospectuses are hereby revised as follows:

1.               All references to Anthony Socci as a portfolio manager to ING Global Natural Resources Fund are hereby deleted and replaced with David Powers.

2.               The third paragraph under the section entitled “Management of the Fund – ING Global Natural Resources Fund” on page 61 of the Class A, Class B and Class C Prospectus and the sixth paragraph under the section entitled “Management of the Fund – ING Global Natural Resources Fund” on page 17 of the Class I Prospectus is hereby deleted in its entirety and replaced with the following:

David Powers, CFA, joined ING IM in June 2007 as a Senior Sector Analyst on the fundamental research team, covering the telecommunication services, utilities, and materials sectors.  Mr. Powers has co-managed the Fund since December 2007.  Prior to joining ING IM, Mr. Powers has held several senior investment positions including portfolio manager with Federated Investors since June 2001.  Prior to that, he was associate director of research for global equities.  Mr. Powers began his investment career at the State Teachers Retirement System of Ohio and held numerous positions including co-portfolio manager.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING Mutual Funds

ING Global Natural Resources Fund

Supplement dated January 7, 2008

to the Class A, Class B, Class C, Class I, Class O and Class Q shares’

Statement of Additional Information (“SAI”)

dated February 28, 2007

and to ING Global Natural Resources Fund’s

Class I shares’ SAI,

Dated August 1, 2007

Effective December 31, 2007, David Powers replaces Anthony Socci as portfolio manager to the ING Global Natural Resources Fund.

1.               All references to Anthony Socci as a portfolio manager are deleted and replaced with David Powers.

2.               Effective December 31, 2007 the tables and the footnotes thereto, in the section entitled “Portfolio Managers – ING Global Natural Resources Fund” in the sub-section entitled “Other Accounts Managed” beginning on page 142 of the Class A, Class B, Class C, Class I, Class O and Class Q SAI and beginning on page 72 of ING Global Natural Resources Fund’s Class I SAI and in the sub-section entitled “Ownership of Securities” on page 144 of the Class A, Class B, Class C, Class I, Class O and Class Q SAI and on page 74 of ING Global Natural Resources Fund’s Class I SAI are deleted in their entirety and replaced with the following:

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by each Portfolio Manager as of October 31, 2007:

Registered Investment Companies

Other Pooled Investment Vehicles

Other Accounts

Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts*	Total Assets
		(in billions)		(in billions)		(in billions)
James A. Vail, CFA	3	$1,721,984,051	1	$31,450,060	1	$99,583
David Powers, CFA	2	$1,255,216,103	1	$31,450,060	1	$99,583

*None of the accounts managed are subject to performance fees.

(1)   David Powers began Co-Managing the accounts referenced above on or about December 31, 2007 which had the assets listed as of October 31, 2007, the Fund’s fiscal year end.

Ownership of Securities

The following table shows the dollar range of shares of the Fund owned by each portfolio manager as of October 31, 2007, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans:

Portfolio Manager	Dollar Range of Fund Shares Owned
James A. Vail, CFA	None
David Powers, CFA	None

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE